Note Payable - Future Minimum Principal Payments on Notes Payable (Detail) (USD $)	Dec. 31, 2013
Debt Instrument [Line Items]
2014
2015	3,103,479
2016	3,327,074
2017	3,569,447
Total	$ 10,000,000